SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Spetner Associates Inc [Member]
SUBSEQUENT EVENTS	NOTE 9 – SUBSEQUENT EVENTS The Company has evaluated subsequent events from December 31, 2024 through the issuance date of these financial statements, and there are no events requiring disclosure.